Income Taxes (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate			$ (239,001)	$ (81,064)
State and local income taxes net of federal tax benefit			(27,523)	(10,786)
STI taxable income prior to merger			(41,843)	(48,417)
Meals and entertainment			1,042	1,682
Incentive stock option expense			11,945
PPP loan forgiveness income			(9,765)
Rate differentials			919	(32,230)
Research and development credits			(13,852)	(8,234)
Change in valuation allowance			319,048	99,179
Provision for (Benefit from) Income Taxes	$ 700	$ 150	$ 970	$ (79,870)